Accounts Receivable, Net	6 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	September 30, 2023	March 31, 2023
Accounts receivable	$77,220,242	$92,666,927
Less: allowance for credit losses	(3,038,819)	(3,219,772)
Accounts receivable, net	$74,181,423	$89,447,155

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Movement of allowance for credit losses was as follows:

	September 30, 2023	March 31, 2023
Beginning balance	$3,219,772	$237,037
Additions	166,966	2,951,045
Foreign currency translation adjustments	(347,919)	31,690
Ending balance	$3,038,819	$3,219,772